Document and Entity Information	Aug. 02, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Software Acquisition Group Inc. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40682
Entity Tax Identification Number	86-1370703
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Ste. 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	310
Local Phone Number	991-4982
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001841800
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	SWAGU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SWAG
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	SWAGW
Security Exchange Name	NASDAQ